Income tax expense (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Mar. 29, 2019 ARS ($)	Mar. 29, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Income Tax [Abstract]
Current income tax			$ (48,425)	$ (39,100)	$ (88,768)
Deferred income tax	$ 4,225	$ 70,544	31,346	24,999	41,843
Income tax expense			$ (17,079)	$ (14,101)	$ (46,925)